Revenue and related balances - Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 216,931	$ 180,839
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	204,302	169,764
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 12,629	$ 11,075